Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 23 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income	Basic Earnings per Common Share	Diluted Earnings per Common Share
2017
First quarter (1)(2)	$13,692	$12,892	$4,635	$0.47	$0.40
Second quarter (3)(4)	14,228	13,367	3,596	0.32	0.29
Third quarter (3)	14,836	13,680	3,660	0.33	0.29
Fourth quarter (3)(5)	15,838	14,563	3,981	0.36	0.30
2016
First quarter (1)(2)	$13,053	$12,235	$4,725	$0.55	$0.43
Second quarter (5)(6)	13,739	12,940	5,181	0.61	0.47
Third quarter (7)	13,370	12,526	3,680	0.41	0.34
Fourth quarter (8)	13,405	12,558	3,631	0.39	0.33

(1)	Interest income and net interest income increased due to loan volume and rate and volume on interest-bearing deposits in other banks.
(2)	Net income increased due to fees on tax refund processing program.
(3)	Interest income and net interest income increased due to increases in loan volume and rate.
(4)	Net income decreased due to a decrease in fees on the tax refund processing program.
(5)	Interest income and net interest income increased due to interest recoveries on non-performing loans.
(6)	Net income increased due to interest recoveries and provision credit.
(7)	Interest income, net interest income and net income decreased due to previous quarter interest recoveries and provision credit.
(8)	Interest income and net interest income increased due to loan volume and interest recoveries.